Basis of Presentation and Summary of Significant Accounting Policies - Public and Private Warrants (Details) - $ / shares	Feb. 05, 2019	Mar. 31, 2021	Feb. 03, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Percentage of Class A shareholders				50.00%
Public Warrants
Class of Warrant or Right [Line Items]
Stock price of warrants (in dollars per share)			$ 11.50
Warrants outstanding (in shares)		0	13,333,309	13,333,309
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		3,077,021		6,666,666
Gores Metropoulos | Public Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Stock price of warrants (in dollars per share)	$ 11.50
Gores Metropoulos | Private Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Stock price of warrants (in dollars per share)	$ 11.50
IPO | Gores Metropoulos
Class of Warrant or Right [Line Items]
Sale of stock (in shares)	40,000,000.0
Sale of stock, number of shares of common stock per unit (in shares)	1
Sale of stock, number of warrants per unit (in shares)	0.3333
Sale of stock, price per share (in dollars per share)	$ 10.00
Private Placement | Gores Metropoulos | Private Warrants
Class of Warrant or Right [Line Items]
Sale of stock (in shares)	6,667,000
Sale of stock, price per share (in dollars per share)	$ 1.50